15. TRADE ACCOUNTS PAYABLE (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade Accounts Payable
Trade accounts payable related to supply chain financing	R$ 2,576,071	R$ 1,435,025